Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,794,000.00
Previously Paid Amount	0.00
Total Fee Amount	800.15
Total Offset Amount	0.00
Net Fee	800.15
Narrative - Max Aggregate Offering Price	$ 5,794,000.00
Final Prospectus	true